Drilling units (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Impairment	$ (3,287.5)	$ (922.9)	$ (4,210.4)	$ 0.0	$ 0.0
Drilling rigs
Cost
Opening balance		6,825.1	6,825.1	6,714.0
Additions			28.7	111.1
Impairment			(4,210.4)
Closing balance	2,643.4		2,643.4	6,825.1	6,714.0
Accumulated depreciation
Opening balance		$ (1,984.3)	(1,984.3)	(1,708.4)
Depreciation			(230.8)	(275.9)	(280.3)
Closing balance	(2,215.1)		(2,215.1)	(1,984.3)	(1,708.4)
Net Book Value	$ 428.3		428.3	4,840.8	5,005.6
Depreciation			$ 230.8	$ 275.9	$ 280.3